Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	ROYAL BANK OF SCOTLAND GROUP PLC
Entity Incorporation, State or Country Code	X0
Document Period End Date	Dec. 31, 2019
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Central Index Key	0000844150
Amendment Flag	false
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	12,093,909,192
11% Cumulative Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	500,000
5 1/2% Cumulative Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	400,000
Non-cumulative preference shares of US$0.01
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,130